33. COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Commitments
2021	R$ 537,487
2022	275,083
2023	199,302
2024	192,780
2025 onwards	485,103
Non-current	1,689,755
Current	4,306,217
Total	R$ 5,995,972